Pension and Non-pension Post-employment Benefit Plans - Summary of Plan Assets (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Interest income		$ (0.8)	$ (1.3)	$ (1.6)
Administrative expenses paid from plan assets		1.3	1.3	1.1
Pension Plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 377.2	395.5	377.2
Interest income		9.4	10.0
Actuarial losses in other comprehensive income		(82.2)	(6.1)
Administrative expenses paid from plan assets		(1.4)	(1.4)
Employer contributions		2.7	2.4
Employer direct benefit payments		1.0	0.1
Employer direct settlement payments		0.0	0.0
Settlement payments from employer		0.0	0.0
Settlement payments from plan (see note 19(a))		0.1	(11.7)
Benefit payments from plan		(12.7)	(10.5)
Benefit payments from employer		(1.0)	(0.1)
Foreign currency exchange rate changes and other		(18.4)	35.6
Net defined benefit liability (asset)		293.0	395.5	377.2
Other Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Interest income		2.6	2.6	2.6
Administrative expenses paid from plan assets		0.0	0.0	0.0
Other Benefit Plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0.0	0.0	0.0
Interest income		0.0	0.0
Actuarial losses in other comprehensive income		0.0	0.0
Administrative expenses paid from plan assets		0.0	0.0
Employer contributions		0.0	0.0
Employer direct benefit payments		2.3	2.5
Employer direct settlement payments		2.5	2.0
Settlement payments from employer		(2.5)	(2.0)
Settlement payments from plan (see note 19(a))		0.0	0.0
Benefit payments from plan		0.0	0.0
Benefit payments from employer		(2.3)	(2.5)
Foreign currency exchange rate changes and other		0.0	0.0
Net defined benefit liability (asset)		0.0	0.0	$ 0.0
UK Main Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Benefit payments from plan	17.0
Non-cash loss recorded in other comprehensive income	$ 17.0	$ 63.3	$ 17.0